NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED OCTOBER 5, 2018

TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust	Nuveen Investment Trust V
Prospectuses dated July 31, 2018	Prospectuses dated January 31, 2018
Prospectus dated April 10, 2018
Nuveen Multistate Trust II
Prospectuses dated June 29, 2018	Nuveen Investment Funds, Inc.
Prospectus dated October 31, 2017
Nuveen Investment Trust	Prospectus dated February 28, 2018
Prospectuses dated October 31, 2017	Prospectus dated April 30, 2018
Prospectus dated December 29, 2017	Prospectus dated June 20, 2018
Prospectus dated July 31, 2018
Nuveen Investment Trust II
Prospectus dated October 31, 2017	Nuveen Strategy Funds, Inc.
Prospectuses dated November 30, 2017	Prospectus dated December 29, 2017
Prospectus dated December 18, 2017
Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALLSP-1018P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED OCTOBER 5, 2018

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust	Nuveen Investment Trust II
Statement of Additional Information dated July 31, 2018	Statement of Additional Information dated October 31, 2017
Statements of Additional Information dated November 30, 2017
Nuveen Multistate Trust II
Statements of Additional Information dated June 29, 2018	Statement of Additional Information dated December 18, 2017
Nuveen Investment Trust	Statements of Additional Information dated December 29, 2017
Statements of Additional Information dated October 31, 2017	Nuveen Investment Trust V
Statement of Additional Information dated December 29, 2017	Statements of Additional Information dated January 31, 2018
Statement of Additional Information dated April 10, 2018

All references to Class T shares in each statement of additional information are hereby deleted except for those in the section entitled “Shares of Beneficial Interest.”

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TSAI1-1018P